Acquisitions, Joint-Venture Funding and Divestiture (Divestiture) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Gain (Loss) on Disposition of Oil and Gas and Timber Property [Abstract]
Impairment on assets held for sale	$ 57